Stock-Based Compensation (Weighted Average Assumptions Used in Black Scholes Option Pricing Model) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Risk-free interest rate	0.71%	1.15%	1.22%
Expected dividend yield	1.87%	1.68%	1.69%
Expected stock volatility	40.60%	40.10%	39.00%
Expected life (years)	5 years	5 years	5 years